Restatement Of Previously Issued Financial Statement - Schedule of Impact Of Restatement Of Previously Issued Financial Statements (Detail)	Jan. 26, 2021 USD ($) shares
Balance Sheet
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 414,000,000
FPA Liability	3,752,168
Warrant liabilities	54,821,479
Total liabilities	73,435,098
Shareholders' equity
Additional paid-in-Capital	0
Accumulated Deficit	(71,729,005)
Total shareholders' equity (deficit)	(71,727,770)
Class A ordinary shares [Member]
Shareholders' equity
Common stock value	$ 0
Number of shares subject to redemption | shares	41,400,000
As Previously Reported
Balance Sheet
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	$ 395,845,870
FPA Liability	0
Warrant liabilities	0
Total liabilities	14,861,451
Shareholders' equity
Additional paid-in-Capital	5,003,590
Accumulated Deficit	(5,000)
Total shareholders' equity (deficit)	$ 5,000,007
Number of shares subject to redemption | shares	39,584,587
As Previously Reported | Class A ordinary shares [Member]
Shareholders' equity
Common stock value	$ 182
Restatement Adjustment
Balance Sheet
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	18,154,130
FPA Liability	3,752,168
Warrant liabilities	54,821,479
Total liabilities	58,573,647
Shareholders' equity
Additional paid-in-Capital	(5,003,590)
Accumulated Deficit	(71,724,005)
Total shareholders' equity (deficit)	$ (76,727,777)
Number of shares subject to redemption | shares	1,815,413
Restatement Adjustment | Class A ordinary shares [Member]
Shareholders' equity
Common stock value	$ (182)
Restated [Member]
Balance Sheet
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	414,000,000
FPA Liability	3,752,168
Warrant liabilities	54,821,479
Total liabilities	73,435,098
Shareholders' equity
Accumulated Deficit	(71,729,005)
Total shareholders' equity (deficit)	$ (71,727,770)
Number of shares subject to redemption | shares	41,400,000